8. SHORT-TERM NOTES PAYABLE (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-Term Notes Payable
Short-term notes payable	$ 106,490	$ 0
Description of short term notes payable	The original loan amount was $190,251, and is to be repaid in monthly installments starting in September 2014 through May 2015 at an annual interest rate of 4.49%. For the year ended December 31, 2014, the Company has repaid $83,761 of the loan amount.
Repayment of loan amount	$ 83,761	$ 0